Annual Total Returns[BarChart] - NVIT American Funds Growth Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.69%)	17.40%	29.61%	8.07%	6.43%	9.06%	27.80%	(0.66%)	30.28%	51.49%